U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

August 5, 2013

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the HCM Freedom Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated July 31, 2013, filed electronically as Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A on July 31, 2013.

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (312) 325-2037 or Eric S. Purple of K&L Gates LLP at (202) 778-9220

Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC